Information on remuneration - Text Details (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Board of management [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	€ 9,848,153	€ 7,808,117	€ 8,904,859
Number of share options outstanding in share-based payment arrangement	333,670	333,670	476,200
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 18.99	€ 18.99	€ 19.47
Executive committee [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Number of members	13	12	12
Key management personnel compensation	€ 26,755,003	€ 25,848,741	€ 22,433,827
Number of share options outstanding in share-based payment arrangement	333,670	541,400	750,631
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 18.99	€ 19.82	€ 21.17
Supervisory board [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	1,088,375	€ 950,500	€ 1,037,209
Other compensation, product arrangement entitlement	€ 2,000